Other Payables and Accruals	12 Months Ended
Dec. 31, 2018
Other Payables And Accruals [Abstract]
Other Payables and Accruals
22	Other payables and accruals

	As of December 31,
	2017 RMB’million	2018 RMB’million
Included in non-current liabilities
Investment payables	-	169
Contingent consideration (Note 24)	-	32
Government grants	21	13
Deferred revenue (Note 23)	-	27
	21	241
Included in current liabilities
Dividend payable	31	12
Accrued expenses (note)	752	1,467
Advances from customers	69	106
Investment payables	303	389
Contingent consideration (Note 24)	-	31
Other tax liabilities	37	103
Present value of liability of puttable shares	-	494
Other deposits	40	71
Others	80	69
	1,312	2,742

Note: Accrued expenses mainly comprise of payroll and welfare, advertising and marketing, operating lease rental and other operating expenses.